Material Accounting Policies - Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates (Details)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Member]
Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates [Line Items]
Classification	Amortized cost
Accounts receivable [Member]
Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates [Line Items]
Classification	Amortized cost
Risk management contracts [Member]
Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates [Line Items]
Classification	FVTPL
Accounts payable and accrued liabilities [Member]
Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates [Line Items]
Classification	Amortized cost
Warrant liability [Member]
Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates [Line Items]
Classification	FVTPL
Long-term debt [Member]
Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates [Line Items]
Classification	Amortized cost